Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2022	2021
Federal:
Current	$2,263	$2,045
Deferred	(221)	(336)
Total federal	2,042	1,709
State, current	1,012	783
Total	$3,054	$2,492

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022		2021
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$2,292	21.0%	$1,868	21.0%
State tax, net of federal benefit	800	7.4	618	7.0
Stock compensation expense	(22)	(0.2)	20	0.2
Other	(16)	(0.2)	(14)	(0.2)
Total	$3,054	28.0%	$2,492	28.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Deferred tax assets:
Allowance for loan losses	$1,612	$1,105
Deferred loan fees	256	554
Stock-based compensation	7	6
Unrealized loss on investment securities available for sale	6	--
Interest on non-accrual loans	35	--
Total deferred tax assets	1,916	1,665
Deferred tax liabilities:
Bank premises and equipment	(219)	(199)
Unrealized gain on investment securities available for sale	--	(6)
Intangible	(24)	(21)
Total deferred tax liabilities	(243)	(226)

Net Deferred Tax Asset	$1,673	$1,439